Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	Ultimus Managers Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001545440
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2020
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2020
Prospectus Date	rr_ProspectusDate	Sep. 28, 2020
ADLER VALUE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Adler Value Fund Risk/Return Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Adler Value Fund (the “Fund”) seeks to achieve long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 1, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period (August 1, 2019 to May 31, 2020), the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until December 1, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing principally in equity securities of U.S. and non-U.S. issuers, including common stocks, depositary receipts evidencing ownership of common stocks issued by a foreign issuer (“ADRs”), preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks (e.g., rights, warrants, and options) of companies the Adviser believes are undervalued by the equity market based on the Adviser’s assessment of the company. The Fund may invest in companies of any capitalization size, including large-cap, mid-cap and small-cap companies. The Fund may also invest in listed call options on stocks it holds in its portfolio.

In selecting investments for the Fund, the Adviser uses a focused-value strategy to invest in companies that, in its opinion, appear to be undervalued by the equity market but where, in the opinion of the Adviser, catalysts exist to close these valuation gaps. The Adviser seeks to exploit perceived market misjudgments in pricing by buying equity securities that appear to be undervalued because of a temporary aversion to these out-of-favor issuers. The Adviser maintains a watch list of companies, and reviews each company’s financial condition and prospects, including: expected future earnings; cash flow; the ability and willingness to return capital to shareholders; competitive position; quality of the business franchise; and the reputation, experience, and competence of a company’s management and board of directors.

The Adviser considers these factors both while the company is on the watch list and also at the time of purchase. Not all companies, at the time of purchase, are on the Adviser’s watch list, and a company may be added to the Fund’s portfolio following a precipitating event. When added to the Fund’s portfolio, a company will generally be trading at a significant discount to its 52-week or all-time high at time of purchase. The Adviser’s contrarian approach, which includes buying what it believes are fundamentally sound companies that are out-of-favor with the market, is agnostic to industry, sector and market capitalization categorization, and typically involves the securities of fewer than thirty issuers. The Adviser may purchase call options on securities in the Fund’s portfolio when the Adviser believes that this will allow it to increase the Fund’s position size in that security at a lower cost.

The Adviser will sell a portfolio holding when the Adviser has determined it has realized the catalysts previously identified, or the Adviser has identified a more attractive investment. The Adviser will also sell a portfolio holding that does not meet expectations.

The Fund is a “non-diversified fund,” which means that it may invest more of its assets in the securities of a single issuer or a small number of issuers than a diversified fund.

When the Fund receives new investor subscriptions or cash flows, the Fund may hold the assets in cash and cash equivalents until such time as the Adviser can efficiently deploy the cash in accordance with the Fund’s stated focused-value investment strategy.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of an investment in the Fund are generally described below.

Active Management Risk. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgment about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

American Depository Receipt (“ADR”) Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk, currency exchange risk, volatility risk, and liquidity risk. ADRs may be available through “sponsored” or “unsponsored” facilities. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. The value of convertible securities tends to decline as interest rates rise and, due to the conversion feature, to vary with fluctuations in the market value of the underlying equity security.

Equity Securities Risk. Equity prices are volatile and the prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

●

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns for large capitalization companies generally trail returns of smaller companies or the overall stock market.

●

Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance.

Focused Portfolio and Non-Diversification Risk. The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. The Fund generally will hold a core portfolio of securities of fewer companies than a more diversified fund, and a change in the value of a single company may have a greater impact on the Fund’s net asset value (“NAV”) than such a change would have on a more diversified fund. A non-diversified fund’s NAV per share and total returns may be more volatile or fall more in times of weaker markets than a conventional diversified fund.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries. In addition, the dividend and interest payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

Options Risk. Options give the holder of the option the right to buy (or to sell) a position in an underlying asset, at a set price and time. Options trading is a highly specialized activity that involves unique investment techniques and risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Options are subject to correlation risk because there may be an imperfect correlation between the options and the underlying asset that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to correctly predict future price fluctuations and the degree of correlation between the options and such assets. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Preferred Stock Risk. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Preferred stock is subject to interest rate risk, and may have mandatory sinking fund or call provisions, which can have a negative impact on the stock’s price when interest rates decline.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, environmental events, trade disputes, and epidemics, pandemics or other public health issues. For example, the novel coronavirus disease (COVID-19) that has recently emerged has resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the broad effects of which are currently difficult to assess. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and therefore adversely affect the Fund.

Value Investing Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company’s true business value or because the Adviser’s assessment of the company’s prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance.

Warrants and Rights Risk. The Fund may purchase warrants and rights, or it may acquire ownership of such investments by virtue of its ownership of common stocks.

Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time. Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders. The holders of warrants and rights have no voting rights, and receive no dividends, with respect to the equity interests underlying warrants or rights, and will have no rights with respect to the assets of the issuer, until the warrant or right is exercised. Investments in warrants and rights involve certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant or right can be prudently exercised (in which event the warrant or right may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

New Fund and Management Risk. The Fund was formed in 2018 and has a limited operating history. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy or growing to an economically viable size. The Adviser has not previously served as an investment adviser to a registered investment company prior to the Fund’s inception.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index. The bar chart and tables show the performance of the Fund’s Institutional Class, which is the only class currently being offered. The Investor Class, if available, would have substantially similar annual returns and would differ only to the extent the Investor Class has different expenses. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-408-4682 or by visiting the Fund’s website at www.adlervaluefund.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-408-4682
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.adlervaluefund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
*	The Fund’s year-to-date return through June 30, 2020 was (11.10%).
  Quarterly Returns During This Time Period
Highest	8.49% (December 31, 2019)
Lowest	0.70% (June 30, 2019)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Fund's Institutional Class only and after-tax returns for the Investor Class will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). After-tax returns are shown for the Fund’s Institutional Class only and after-tax returns for the Investor Class will vary.

ADLER VALUE FUND | S&P 500® Value Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.93%
Since Inception	rr_AverageAnnualReturnSinceInception	12.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 18, 2018
ADLER VALUE FUND | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ADLFX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[1]
Redemption Fee	rr_RedemptionFee	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	12.01%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	13.32%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(11.76%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.56%	[1]
One Year	rr_ExpenseExampleYear01	$ 159
Three Years	rr_ExpenseExampleYear03	2,690
Five Years	rr_ExpenseExampleYear05	4,817
Ten Years	rr_ExpenseExampleYear10	$ 8,768
ADLER VALUE FUND | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ADLVX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	12.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	13.07%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(11.76%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.31%
One Year	rr_ExpenseExampleYear01	$ 133
Three Years	rr_ExpenseExampleYear03	2,630
Five Years	rr_ExpenseExampleYear05	4,739
Ten Years	rr_ExpenseExampleYear10	$ 8,692
Annual Return 2019	rr_AnnualReturn2019	16.88%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(11.10%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.70%
1 Year	rr_AverageAnnualReturnYear01	16.88%
Since Inception	rr_AverageAnnualReturnSinceInception	9.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 18, 2018
ADLER VALUE FUND | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.59%
Since Inception	rr_AverageAnnualReturnSinceInception	9.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 18, 2018
ADLER VALUE FUND | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.13%
Since Inception	rr_AverageAnnualReturnSinceInception	7.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 18, 2018
Kempner Multi-Cap Deep Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Kempner Multi-Cap Deep Value Fund (the “Fund”) seeks to generate a total pre-tax return, including capital growth and dividends, that is greater than the rate of inflation over a three-to-five-year period.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period (August 1, 2019 to May 31, 2020), the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as real estate investment trusts (“REITs”), American Depositary Receipts (“ADRs”), or other similar publicly traded securities (such as convertible preferred stocks and convertible debentures).

To achieve the Fund’s investment objective, Kempner Capital Management, Inc. (the “Adviser”) utilizes a deep value style of investing in which it chooses securities that it believes are currently undervalued in the market but have earnings potential or other factors that make them attractive. Value investing generally refers to buying securities an investment adviser determines to be undervalued by the market; the Adviser’s deep value style screens for securities that are trading generally at no more than 20% above the security’s 52-week lowest price; further, each security pays or has declared dividends or other income at the time of purchase. The securities purchased are frequently deemed out of favor or underappreciated by the market, including institutional and individual investors, as determined by the Adviser, and thus provide the opportunity to purchase at prices significantly below their true value as determined by the Adviser. Next, the Adviser analyzes securities on an individual, bottom-up basis, to determine which securities it believes can deliver capital appreciation and steady dividend earnings over the long-term. The Fund may invest in companies of all capitalizations.

The Adviser generally selects securities for the Fund’s portfolio based on individual stocks rather than on industries or industry groups. The Adviser screens a universe of stocks that meet the Adviser’s criteria for initial review to find companies which meet most of its investing criteria for price-earnings ratio (15X), projected 12-month earnings, price/cash flow multiple, price/book multiple, price generally less than or equal to 20% above the 52-week low, and debt quality of at least investment grade. A dividend yield is required. The Adviser considers it unrealistic for it to be able to purchase a stock at its bottom; therefore, the Adviser establishes portfolio positions in a security by gradually purchasing the security at progressively lower prices, which results in a lower average price for the total position. The Adviser also considers it unrealistic for it to be able to sell a stock at its highest price level, and as a result, the Adviser seeks to lock in reasonable returns when they are offered and generally sells gradually as an issue rises.

When the Adviser believes that market conditions are unfavorable for profitable investing, or is otherwise unable to locate attractive investment opportunities, it may increase the Fund’s investments in cash or money market instruments to protect the Fund’s assets and maintain liquidity. When the Fund’s investments in cash or money market instruments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in equity securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term (three to five years). The Fund is not intended to be a complete investment program. The principal risks of an investment in the Fund are generally described below.

ADRs Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk, currency exchange risk, volatility risk, and liquidity risk.

Equity Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility of equity securities, which is a principal risk of investing in the Fund.

Investment Style Risk. The Fund pursues a “value style” of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues, or cash flow. If the Adviser’s assessment of market conditions or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Management Style Risk. The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions and general bond market conditions. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, which may negatively affect many issuers domestically and around the world. During periods of market volatility, security prices (including securities held by the Fund) could change drastically and rapidly and, therefore, adversely affect the Fund.

REIT Risk. REITs are pooled investment vehicles that own, and usually operate, real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes or operating expenses; rising interest rates; competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Small- and Mid-Capitalization Company Risk. The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter (“OTC”) or listed on an exchange.

Sector Risk. The Fund may, at times, be more heavily invested in certain sectors. When the Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value (“NAV”) per share.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five year and 10 year periods compare with those of a broad-based securities market index. The performance shown in the bar chart and the performance table for periods prior to April 28, 2017 represents the performance of the Fund’s predecessor, Frost Kempner Multi-Cap Deep Value Fund, a series of the Advisors’ Inner Circle Fund II (the “Predecessor Fund”), which reorganized into the Fund on that date. Prior to April 28, 2017, the Adviser served as the sub-adviser to the Predecessor Fund. How the Fund and Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-665-9778.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year, five year and 10 year periods compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-665-9778
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund and Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Shares – Annual Total Return Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date return through June 30, 2020 was (18.69%). Quarterly Returns During This Period
Institutional Class
Highest Quarter	Lowest Quarter
18.66%	(15.64%)
09/30/2009	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Institutional Class Shares only and after-tax returns for the Investor Class Shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). After-tax returns are shown for the Institutional Class Shares only and after-tax returns for the Investor Class Shares will vary.

Kempner Multi-Cap Deep Value Fund | S&P 500 Value Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.93%
5 Years	rr_AverageAnnualReturnYear05	9.52%
10 Years	rr_AverageAnnualReturnYear10	12.16%
Kempner Multi-Cap Deep Value Fund | Lipper Multi-Cap Value Classification Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.40%	[4]
5 Years	rr_AverageAnnualReturnYear05	6.77%	[4]
10 Years	rr_AverageAnnualReturnYear10	10.21%	[4]
Kempner Multi-Cap Deep Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FAKDX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[5]
One Year	rr_ExpenseExampleYear01	$ 128
Three Years	rr_ExpenseExampleYear03	400
Five Years	rr_ExpenseExampleYear05	692
Ten Years	rr_ExpenseExampleYear10	$ 1,523
1 Year	rr_AverageAnnualReturnYear01	22.82%
5 Years	rr_AverageAnnualReturnYear05	5.45%
10 Years	rr_AverageAnnualReturnYear10	7.94%
Kempner Multi-Cap Deep Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FIKDX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[5]
One Year	rr_ExpenseExampleYear01	$ 103
Three Years	rr_ExpenseExampleYear03	322
Five Years	rr_ExpenseExampleYear05	558
Ten Years	rr_ExpenseExampleYear10	$ 1,236
Annual Return 2010	rr_AnnualReturn2010	14.51%
Annual Return 2011	rr_AnnualReturn2011	(0.99%)
Annual Return 2012	rr_AnnualReturn2012	7.81%
Annual Return 2013	rr_AnnualReturn2013	30.30%
Annual Return 2014	rr_AnnualReturn2014	4.81%
Annual Return 2015	rr_AnnualReturn2015	(10.00%)
Annual Return 2016	rr_AnnualReturn2016	15.27%
Annual Return 2017	rr_AnnualReturn2017	12.42%
Annual Return 2018	rr_AnnualReturn2018	(8.21%)
Annual Return 2019	rr_AnnualReturn2019	23.23%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(18.69%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.64%)
1 Year	rr_AverageAnnualReturnYear01	23.23%
5 Years	rr_AverageAnnualReturnYear05	5.70%
10 Years	rr_AverageAnnualReturnYear10	8.21%
Kempner Multi-Cap Deep Value Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.57%
5 Years	rr_AverageAnnualReturnYear05	4.24%
10 Years	rr_AverageAnnualReturnYear10	7.02%
Kempner Multi-Cap Deep Value Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.60%
5 Years	rr_AverageAnnualReturnYear05	4.90%
10 Years	rr_AverageAnnualReturnYear10	6.43%
KARNER BLUE BIODIVERSITY IMPACT FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Risk/Return Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Karner Blue Biodiversity Impact Fund (the “Fund”) seeks to achieve long-term total returns by investing in companies that lead their industries in animal welfare performance.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period (September 17, 2019 through May 31, 2020), the Fund’s portfolio turnover rate was 61% of the average value of its portfolio

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursement" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until September 30, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a diversified portfolio primarily comprised of mid-cap, large-cap and mega-cap equity securities and American Depositary Receipts (“ADRs”) of companies that, based on the Adviser’s proprietary research, are leaders in their industries with respect to biodiversity/animal welfare performance. The Fund defines mid-cap securities as those with market capitalizations between $2 billion and $10 billion, large-cap securities as those between $10 billion and $100 billion, and mega-cap securities as those over $100 billion.

Under normal market conditions, at the time of each semi-annual reallocation, the Adviser seeks to invest at least 65% of the Fund’s assets in companies operating in industries that the Adviser believes have significant animal welfare impacts such as those related to biodiversity (“Primary Industries”), and up to 35% of its assets in companies operating in other industries (“Secondary Industries”) where the Adviser believes a company has made significant biodiversity/animal welfare contributions outside of its normal business operations. In between each semi-annual reallocation, general trading activity and market fluctuations may result in deviations from these thresholds.

The Adviser considers a number of business activities when identifying Primary Industries, which may include, but are not limited to, the following:

1)	Manufacturing or distributing products that use animals, animal products or animal product substitutes during the production process, and how the relevant company engages in this activity in a way that the Adviser believes promotes biodiversity/animal welfare over that company’s peers engaged in similar activity;

2)	Conducting research or scientific investigations involving animals, animal products or animal product substitutes, and how the relevant company engages in this activity in a way that the Adviser believes promotes biodiversity/animal welfare over that company’s peers engaged in similar activity;

3)	Providing services, including, without limitation, entertainment and travel and leisure services, that have biodiversity/ animal welfare impacts, and how the relevant company engages in this activity in a way that the Adviser believes promotes biodiversity/animal welfare over that company’s peers engaged in similar activity;

4)	Having business operations that are significantly linked to the sustainability of animal habitats through activities such as natural resources use and certain commodities-related activity such as mining, waste management and environmental emissions, and how the relevant company engages in this activity in a way that the Adviser believes promotes biodiversity/animal welfare over that company’s peers engaged in similar activity; or

5)	Businesses that generally seek to improve biodiversity/animal welfare by developing or offering products or services that would benefit animals or improve public opinion about animals.

The Fund may also purchase small- and micro-cap equity securities and emerging market securities. The Fund defines small-cap securities as those with market capitalizations between $300 million and $2 billion, and micro-cap securities as those under $300 million. The Fund defines emerging market securities as those that provide exposure to companies that are domiciled in any country included in the Morningstar Emerging Market Index. The Fund may also lend securities.

The Fund generally will sell securities when the Adviser believes other opportunities are more attractive, when the biodiversity/animal welfare practices of a company ebb in comparison to those of its peers, or when the Adviser believes the business practices or policies of a company are no longer consistent with the Fund’s biodiversity/animal welfare focused criteria.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be a complete investment program. The principal risks of an investment in the Fund are generally described below.

Commodities Risk. The Fund will not invest directly in commodities. However, the Fund may invest in securities of companies whose business is related to commodities or in other companies that invest directly or indirectly in commodities. For example, the Fund may invest in companies whose business is related to the mining of precious or other metals (e.g., gold, silver, etc.) and the Fund will therefore be exposed to movements in the price of such metals.

Equity Securities Risk. The Fund may invest in equity securities, both directly and indirectly, of companies of any size. The Fund’s equity investments may include securities traded on domestic exchanges or on the over-the-counter market. The prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

●

Large-Cap and Mega-Cap Company Risk. Large- and mega-cap companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●

Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-cap companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and subject to greater price volatility.

●

Micro-cap risk. Investing in micro-cap companies involves greater risk than investing in small, medium or large capitalization companies because the stocks of micro-cap companies tend to have greater price volatility and less liquidity than the stocks of larger companies. In addition, micro-cap companies tend to have smaller financial resources, less information available, more limited business lines and more geographic area concentration.

Foreign Securities Risk. The Fund may invest in American Depositary Receipts (“ADRs”). Investments in ADRs provide exposure to foreign securities that may involve different risks than those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk and greater price volatility, and may have higher liquidity risk than U.S.-registered securities.

●

American Depositary Receipt (“ADR”) Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

●

Emerging Markets Risk. The Fund may invest in ADRs that provide exposure to emerging market equity securities. The securities markets of emerging countries are generally small, less developed, less liquid, and more volatile than securities markets of the U.S. and other developed markets. The risks of investing in emerging markets include greater social, political and economic uncertainties. As a result of these various risks, investments in emerging markets are considered to be speculative and may be highly volatile.

●

Foreign Currency Risk. The Fund may invest in ADRs and therefore be indirectly exposed to foreign currencies. The value of the Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund.

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar or broader investment strategies. Companies that the Adviser identifies as having integrated biodiversity/animal welfare considerations into their business operations, such as those that fulfill the identification criteria of Primary Industries as described above, may underperform relative to companies that do not engage in such activity and there is no guarantee that such companies will be able to generate long-term total returns. Non-financial factors inform the Adviser’s selection of portfolio securities, and there is no guarantee that the Adviser will be able to identify a sufficient number of attractive companies in which to invest. In addition, the Adviser’s assessment of a company’s industry leadership with respect to biodiversity/animal welfare performance may be incorrect or the Adviser may select investments that fail to appreciate as anticipated.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions and general equity market conditions. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, which may negatively affect many issuers domestically and around the world. During periods of market volatility, security prices (including securities held by the Fund) could change drastically and rapidly and, therefore, adversely affect the Fund.

Limited Operating History Risk. The Fund is new and has a limited operating history. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy or growing to an economically viable size. The Adviser did not have experience serving as an investment adviser to a registered investment company prior to the Fund’s inception.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not have a full calendar year of performance to report. After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance.

How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-855-KBANIML (855-522-6465) or by visiting the Fund’s website at www.biodiversityimpactfund.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a full calendar year of performance to report.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-KBANIML (855-522-6465)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.biodiversityimpactfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
KARNER BLUE BIODIVERSITY IMPACT FUND | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KAIAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	6.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.64%	[6]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.39%)	[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[6]
One Year	rr_ExpenseExampleYear01	$ 127
Three Years	rr_ExpenseExampleYear03	1,671
Five Years	rr_ExpenseExampleYear05	3,134
Ten Years	rr_ExpenseExampleYear10	$ 6,468
KARNER BLUE BIODIVERSITY IMPACT FUND | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KAIIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.38%	[6]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.38%)	[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[6]
One Year	rr_ExpenseExampleYear01	$ 102
Three Years	rr_ExpenseExampleYear03	1,601
Five Years	rr_ExpenseExampleYear05	3,029
Ten Years	rr_ExpenseExampleYear10	$ 6,313
KARNER BLUE BIODIVERSITY IMPACT FUND | Butterfly Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KAIBX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.32%	[6]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.47%)	[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[6]
One Year	rr_ExpenseExampleYear01	$ 87
Three Years	rr_ExpenseExampleYear03	1,191
Five Years	rr_ExpenseExampleYear05	2,289
Ten Years	rr_ExpenseExampleYear10	$ 5,002
Wavelength Interest Rate Neutral Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Wavelength Interest Rate Neutral Fund (the “Fund”) seeks total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until October 1, 2025. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund aims to achieve its investment objective by seeking to establish a balance of investment exposure across possible interest rate environments using global fixed income instruments, while buying and selling securities with a target of maintaining this balance amidst changing market and economic conditions. The Fund’s portfolio holdings will primarily include securities sold on United States (“U.S.”) exchanges and may include bonds (including government and inflation-linked bonds, the latter of which are U.S. and foreign government bonds with a nominal return indexed to inflation), exchange-traded funds (“ETFs”), and derivative instruments (including futures contracts and exchange-traded notes (“ETNs”)). Investments represented by the ETFs and derivative instruments that the Fund may hold are likely to include, but are not limited to, developed-market government bonds, developed-market inflation-linked government bonds, emerging market U.S. Dollar-denominated fixed-income securities, sovereign debt, corporate debt, and convertible bonds. The Fund defines emerging market securities as those that provide exposure to companies that are domiciled in any country, or are issued by any country, included in the Bloomberg Barclays USD Emerging Markets Total Return Index. Depending on market conditions, the Fund’s portfolio structure, and other factors considered by the Adviser, the Fund’s portfolio may at times consist primarily of ETFs or primarily of the individual securities noted above.

The Adviser will not target any particular average credit quality or average maturity for the Fund. The Fund may purchase (directly or indirectly) fixed-income securities of any credit quality, maturity or yield. The Adviser intends to limit the Fund’s investment (direct or indirect) in high yield securities (junk bonds) to not more than 50% of its net assets.

The Adviser uses quantitative investment models for macroeconomic analysis, risk management, and portfolio construction purposes. To implement this investment process, and to facilitate efficiency and repeatability, the Adviser has automated many of the rules used in these areas. That is, the Adviser often creates and uses proprietary software that can automatically gather the data required for analysis, quantitatively evaluate investments as needed for portfolio construction, and generate target portfolio holdings on behalf of the Fund.

In implementing the Fund’s investment strategy, the Adviser uses an “interest rate neutral” strategy, which means that the Adviser seeks to construct a portfolio with a “neutral” exposure to potential interest rate movements. Specifically, the Adviser targets the base interest rate in the U.S. economy, which is the federal funds rate, and seeks to achieve a neutral exposure to that rate. The Adviser believes that the macroeconomic conditions of growth and inflation are the two principal factors that influence the Federal Reserve’s decisions related to the federal funds rate. As such, the Adviser measures instruments’ statistical relationships with growth conditions and inflation conditions, and seeks to create a balance within the Fund’s portfolio of investment exposure between, on the one hand, instruments that the Adviser believes benefit when each such condition is rising, and, on the other hand, instruments that the Adviser believes benefit when each such condition is falling. Through this balance, the Adviser seeks to establish a portfolio that will likely be neutral (i.e., not materially affected) by movements in the U.S. interest rate environment. There is no assurance that the Adviser will be able to achieve a “neutral” exposure to potential interest rate environments within the portfolio.

The inputs the Adviser will use in targeting this balanced investment exposure include:

1.	Macroeconomic inputs related to economic growth (e.g., changes in gross domestic product and industrial production) and inflation (e.g., changes in the consumer price index). In this regard, the Adviser evaluates fundamental relationships between asset classes and macroeconomic conditions as experienced over the long-term.

2.	Quantitative inputs related to investment exposure (e.g., the standard deviation of investment returns and their maximum experienced losses over multiple timeframes). In this regard, the Adviser evaluates statistical measures of investment exposure for each market in which investments are made.

The Fund’s investment strategy is based on establishing a balance of investment exposure across possible interest rate environments using fixed-income instruments, and the Adviser will buy and sell securities with a target of maintaining this balance amidst changing market and economic conditions. The Fund may use ETFs as a means of implementing its strategy; and, when it does, the Fund’s returns from such ETFs are expected to be derived primarily from their total return. At times, a large portion of the Fund’s portfolio may be invested in ETFs.

The Fund will typically use derivative instruments, including but not limited to futures contracts and ETNs, in seeking to achieve its investment objective, subject to applicable law and any other restriction described in this Prospectus or the Fund’s Statement of Additional Information (“SAI”). The term “derivative” instruments generally refers to instruments that have a value based on (“derived from”) the value of an underlying asset, reference rate, index or some other variable. Futures contracts are contractual agreements related to future financial obligations, and the futures that the Fund will hold will primarily be U.S. Government bond futures. Synthetic leverage, including long and short exposures (but not borrowing of securities), may be created through futures transactions made by the Fund. The Fund’s use of derivative instruments can have the economic effect of financial leverage which increases the effect of price swings of an underlying asset. This can result in the potential for both greater gains and greater losses for the Fund than would be possible if the Fund did not use instruments with the economic effect of financial leverage. The percentage of the Fund’s assets invested in derivatives will fluctuate but collectively could represent economic exposure of 100% or more of the total assets of the Fund. While the use of derivative instruments is intended to reduce volatility, this can also cause the Fund’s net asset value (“NAV”) to be volatile, and there is no assurance that the use of derivative instruments will enable the Fund to achieve its investment objective. The rules and interpretations of the Investment Company Act of 1940, as amended (the “1940 Act”) impose certain limitations on the Fund’s ability to use leverage.

At times, a significant portion of the Fund’s assets may also be held in cash or equivalent holdings that serve as collateral for other positions and earn income for the Fund. These cash or equivalent holdings may be held directly or indirectly and may include, but are not limited to, U.S. Government securities, U.S. Government agency securities, short-term fixed-income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity.

Over short-to-medium periods of time, the Adviser expects the Fund’s NAV to fluctuate and exhibit volatility due in part to the use of derivative instruments and their potential effect of financial leverage, in addition to the expected levels of fluctuation within financial markets. The volatility of the Fund’s NAV is measured by the annualized standard deviation of its return. While the Fund’s holdings are intended to reduce the effect of market volatility, the Adviser generally expects that the annualized volatility target for the Fund’s NAV will generally range between 5% and 15% of the Fund’s total return. Actual or realized volatility can and will differ from this target forecast range and may be higher or lower depending on market conditions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are generally described below.

Asset Allocation Risk. The Fund invests in a broad array of asset classes and may allocate assets to an asset class that underperforms other asset classes. For example, the Fund may be overweight in instruments tied to rising growth, i.e. convertible bonds, when the stock market is falling and the fixed-income market is rising.

CFTC Regulation Risk. To the extent the Fund makes investments regulated by the Commodity Futures Trading Commission (the “CFTC”), the Fund intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act, as amended (“CEA”). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool under the CEA. If the Fund is unable to comply with the requirements of Rule 4.5, the Fund may be required to modify its investment strategies or be subject to CFTC registration requirements, either of which may have an adverse effect on the Fund.

Convertible Securities Risk. The Fund may buy securities convertible into common stock. Although to a lesser extent than with fixed-income securities, the market value of convertible bonds tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible bonds tends to vary with fluctuations in the market value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Counterparty Credit Risk. The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. In these types of transactions, the counterparty represents the other party involved in a financial transaction with the Fund. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those related to ordinary portfolio securities transactions. These include the risk that the counterparty will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement without having to sell other Fund holdings for non-investment related reasons.

Derivatives Risk. The use of derivative instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling stocks. If the Adviser uses a derivative instrument at the wrong time or incorrectly identifies market conditions, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund’s return. Derivative instruments may be difficult to value, may be illiquid and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. In addition, the cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

The Fund may maintain a substantial amount of its assets in cash and cash equivalents as required under U.S. Securities and Exchange Commission (“SEC”) rules.

In addition, the Fund’s use of futures contracts creates leverage, which can magnify the Fund’s potential for gain or loss and therefore amplify the effect of market volatility on the Fund’s share price. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Emerging Markets Risk. Investments in emerging markets involve all of the risks of foreign investments (see below), and also have additional risks. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. Many emerging markets companies in the early stages of development are dependent on a small number of products and lack substantial capital reserves. In addition, emerging markets often have less developed legal and financial systems. These markets often have provided significantly higher or lower rates of return than developed markets and usually carry higher risks to investors than securities of companies in developed countries.

ETF and Other Investment Company Risk. The Fund may invest in ETFs and other investment companies. Through its positions in ETFs and other investment companies, the Fund will be subject to the risks associated with such vehicle’s investments, including the possibility that the value of the securities or instruments held by an ETF or other investment company could decrease (or increase). Certain of the ETFs or other investment companies in which the Fund may invest may hold common portfolio positions, thereby reducing any diversification benefits. Investments in ETFs and other investment companies are also subject to additional risks, including:

Expenses. When the Fund invests in ETFs and other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, since you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Fund of Funds Structure. The use of a fund of funds structure could affect the timing, amount, and character of the Fund’s distributions and therefore may increase the amount of your tax liability.

Market Value Risk. The market value of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

ETN Risk. The Fund may invest in ETNs, which are notes representing unsecured debt of the issuer whose returns are linked to a particular index. The ETNs are synthetic, and the Fund has no claim on the reference assets. ETNs held by the Fund are typically linked to the performance of a commodities index that reflects the potential return on leveraged and unleveraged investments in futures contracts of physical commodities, plus interest that could be earned on cash collateral, and minus the issuer’s fee. The value of an ETN may be influenced by fluctuations in the values of the underlying assets or instruments, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying markets, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund will bear any fees and expenses associated with investment in ETNs, which will reduce the amount of return on investment at maturity or redemption. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity. There are no periodic interest payments for ETNs and principal is not protected. It may be difficult for the Fund to sell its ETN holdings. Investments in ETNs may also subject the Fund to other risks, including credit and counterparty risk, interest rate risk, leverage risk and tax risk.

Foreign Investing Risk. The Fund may invest in foreign securities that trade on U.S. exchanges or indirectly (i.e. through ETFs or other investment companies) in foreign securities that trade on foreign exchanges. Foreign securities markets can be volatile and securities prices can change drastically. Foreign investments may be adversely affected by governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets or imposition of higher taxes. Investments in foreign securities involve risks resulting from differences in regulations to which U.S. and foreign markets are subject. These risks include differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights and greater transaction costs. The foregoing risks are more pronounced in investments in securities of issuers that are located in or have substantial operations in emerging market countries because such countries tend to develop sporadically and the securities may have lower trading volumes and less liquidity than developed markets.

Futures Contract Risk. Transactions in derivative instruments (e.g., futures) involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge (if the derivative instrument is being used for hedging purposes); tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the amount invested in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions.

The successful use of futures contracts depends upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations, including:

●	imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract;
●	possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;
●	losses caused by unanticipated market movement, which are potentially unlimited;
●	the Adviser’s inability to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors;
●	the possibility that a counterparty will default in the performance of its obligations;
●	the possibility that the Fund may have insufficient cash and have to sell securities from its portfolio to meet the daily variation margin requirements at a time when it may be disadvantageous to do so;
●	the possibility that a failure to close a position may result in delivery of an illiquid commodity to the Fund or that rapid selling to avoid delivery may result in unfavorable execution prices; and
●	possible inefficiencies that are created by the need to “roll contracts” (i.e., sell out of a contract that is nearing delivery or settlement in favor of a contract with a delivery or settlement date that is further into the future).

Inflation Risk. Inflation risk is the risk that the price of an asset, or income generated by an asset, will not keep up with the cost of living. Almost all financial assets have some inflation risk.

Interest Rate Risk. The price of a fixed-income security is dependent, in part, upon prevailing market interest rates. The share price and total return of the Fund, when investing a significant portion of its assets in fixed-income securities, will vary in response to changes in interest rates. A rise in interest rates will generally cause the value of fixed-income securities to decrease. Conversely, a decrease in interest rates will generally cause the value of fixed-income securities to increase. Consequently, changes in interest rates may have a significant effect on the Fund, especially if the Fund is holding a significant portion of its assets in fixed-income securities that are particularly sensitive to interest rate fluctuations, such as fixed-income securities with long-term maturities, zero coupon bonds, and debentures. This risk may be heightened given the historically low interest rate environment and likelihood of increases in those interest rates in the future. A rise or potential rise in interest rates may increase redemptions, which could require the Adviser to liquidate portfolio securities at disadvantageous prices and times, resulting in losses to the Fund.

Investment Grade Securities Risk. Investment grade fixed-income securities are assigned credit ratings by ratings agencies based on the creditworthiness or risk of default of a bond issue. Ratings agencies review, from time to time, such assigned ratings of the securities and may subsequently downgrade the rating if economic circumstances affect the relevant bond issue.

Investment Model and Computer Software Risk. The Adviser relies heavily on quantitative investment models to assist with security selection. The Adviser’s extensive use of its quantitative models and proprietary software presents certain additional risks. Specifically, the Adviser cannot guarantee that the data used in the models will be accurate or complete. Moreover, the computer software, whether proprietary or obtained from third-parties, may fail or may have errors that go undetected by the Adviser. If issues are present in the data used by the Adviser or if there are errors in the computer software used by the Adviser, there may be adverse impacts to the Fund, including a decline in the Fund’s NAV. The Fund is at risk for any adverse financial impacts resulting from deficiencies in the Adviser’s quantitative investment process.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

High Yield Bond (Junk Bond) Risk. Fixed-income securities rated below Baa by Moody’s Investors Service, Inc. (“Moody's”) and BBB by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”) and unrated securities of similar credit quality are generally considered speculative in nature and are generally subject to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated fixed-income securities. Lower-rated fixed-income securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed-income securities are considered below “investment grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed-income securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. These risks can reduce the value of the Fund’s shares and the income it earns. Lower-rated securities carry a greater risk of default than investment grade securities.

Leverage Risk. Futures contracts, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. The NAV of the Fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Liquidity Risk. Liquidity risk is the risk that a particular investment cannot be sold at the advantageous time or price. For example, if a fixed-income security is downgraded or drops in price, the market demand for that security may be limited, making that security difficult to sell. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions. A reduction in dealer market-making capacity in the fixed-income markets also has the potential to decrease liquidity for fixed-income securities as a general matter. A potential rise in interest rates may result in periods of volatility and increased redemptions. Increases in redemptions may require the Adviser to liquidate portfolio securities at disadvantageous prices and times, which could reduce the Fund’s returns. Also, investments in derivatives, non-U.S. investments, restricted securities, securities having small market capitalizations, and securities having substantial market and/or credit and counterparty risk tend to involve greater liquidity risk.

Management Style Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions and general bond market conditions. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, which may negatively affect many issuers domestically and around the world. During periods of market volatility, security prices (including securities held by the Fund) could change drastically and rapidly and, therefore, adversely affect the Fund.

Maturity Risk. Maturity risk is another factor that can affect the value of the Fund’s fixed-income security holdings. In general, but not in all cases, the longer the maturity of a fixed-income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Certain market conditions, such as inverted yield curves, may indicate that securities with longer maturities may result in lower yields. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Fund will be subject to greater maturity risk to the extent it is invested in fixed-income securities with longer maturities.

Money Market Mutual Funds. Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Political Risk. Changes in the political status of any country can have profound effects on the value of investments exposed to that country. Related risk factors are the regulatory environment within any country or industry and the sovereign health of the country. These risks can only be reduced by carefully monitoring the economic, political and regulatory atmosphere within countries and diversifying across countries.

Reinvestment Risk. As issuers pay interest or return capital to investors, there is no guarantee that investors will be able to reinvest these payments and receive rates equal to or better than their original investment. If interest rates fall, the rate of return available to reinvested money will also fall. For example, purchasers of a 30-year, 5% coupon bond can anticipate that they will receive a 5% return on their original capital, but unless they can reinvest all of the interest receipts at or above 5%, the total return over 30 years will be below 5%. The higher the coupon and prepayment risk, the higher the reinvestment risk. An investor who plans on spending (as opposed to reinvesting) the income generated by his portfolio is less likely to be concerned with reinvestment risk and more likely to be concerned with inflation and interest rate risk than is an investor who will be reinvesting all income.

Sovereign Debt Risk. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is limited legal recourse for collecting sovereign debt that a government does not pay.

Taxation Risk. The Fund has elected and expects to qualify and be treated each taxable year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. In order to qualify as a regulated investment company, the Fund must meet certain requirements. One of these requirements is that at least 90% of the Fund’s gross income in each taxable year be derived from certain sources (referred to below as “qualifying income”). The Fund invests in a manner that is consistent with its current understanding of these requirements. The U.S. Congress, the Internal Revenue Service or the Treasury Department can change or clarify these requirements at any time, possibly with retroactive effect. If Congress, the Treasury Department or the Internal Revenue Service were to take any action that altered the current understanding of these requirements, certain types of income representing a significant portion of the Fund’s gross income may not constitute qualifying income. In that case, the Fund could be forced to change the manner in which it pursues its investment strategy. In addition, it is not certain under current law whether the income and gain derived from particular investments, such as the Fund’s investments in commodity-linked ETNs, constitute qualifying income to the Fund. Notwithstanding the foregoing, the Fund believes that the income and gain that it derives from its investments in commodity-linked ETNs should constitute qualifying income to the Fund. If the income from commodity-linked ETNs were determined by the Internal Revenue Service to not constitute qualifying income (together with any other non-qualifying income of the Fund) and the non-qualifying income represented more than 10% of the Fund’s gross income in any taxable year, the Fund could in some cases cure such failure of the gross income requirement by following certain procedural requirements and paying a Fund-level tax. If the Fund could not or did not cure such failure, it would cease to qualify for the special tax treatment accorded regulated investment companies under federal income tax law and the Fund would be liable for federal income tax at regular corporate income tax rates (approximately 21%) on all of its income for that taxable year. This would likely materially reduce the investment return to the Fund’s shareholders. Shareholders should consult with their tax advisors with respect to the specific tax consequences of an investment in the Fund. Please see the Fund’s SAI for more information.

Treasury Inflation-Protected Securities (“U.S. TIPS”) and Inflation-Linked Bonds Risk. The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Fund purchases inflation-protected securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV per share to experience significant increases or declines, generally between 5% and 15% of the Fund’s total return, in value over short periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year, five year and since inception periods compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-896-9292 or by visiting the Fund’s website at www.wavelengthfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the one year, five year and since inception periods compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-896-9292
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wavelengthfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
*	The Fund’s year-to-date return through June 30, 2020 is 1.39%.

Quarterly Returns During This Time Period

Highest	5.92% (quarter ended March 31, 2019)
Lowest	(4.26%) (quarter ended September 30, 2015)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).

Wavelength Interest Rate Neutral Fund | S&P/BG Cantor 0-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.21%
5 Years	rr_AverageAnnualReturnYear05	1.03%
Since Inception	rr_AverageAnnualReturnSinceInception	0.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2013
Wavelength Interest Rate Neutral Fund | Wavelength Interest Rate Neutral Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WAVLX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[8]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.23%
One Year	rr_ExpenseExampleYear01	$ 125
Three Years	rr_ExpenseExampleYear03	390
Five Years	rr_ExpenseExampleYear05	676
Ten Years	rr_ExpenseExampleYear10	$ 1,711
Annual Return 2014	rr_AnnualReturn2014	1.77%
Annual Return 2015	rr_AnnualReturn2015	(4.61%)
Annual Return 2016	rr_AnnualReturn2016	7.82%
Annual Return 2017	rr_AnnualReturn2017	5.59%
Annual Return 2018	rr_AnnualReturn2018	(1.47%)
Annual Return 2019	rr_AnnualReturn2019	13.08%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.26%)
1 Year	rr_AverageAnnualReturnYear01	13.08%
5 Years	rr_AverageAnnualReturnYear05	3.89%
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2013
Wavelength Interest Rate Neutral Fund | Wavelength Interest Rate Neutral Fund Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.16%
5 Years	rr_AverageAnnualReturnYear05	2.76%
Since Inception	rr_AverageAnnualReturnSinceInception	2.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2013
Wavelength Interest Rate Neutral Fund | Wavelength Interest Rate Neutral Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.03%
5 Years	rr_AverageAnnualReturnYear05	2.52%
Since Inception	rr_AverageAnnualReturnSinceInception	2.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2013

[1]	As of the date of this Prospectus, the Investor Class shares are not being offered.
[2]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
[3]	Adler Asset Management, LLC (the "Adviser") has contractually agreed, until December 1, 2021, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of each class of shares of the Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business) to an amount not exceeding 1.25% of the average daily net assets of the Institutional Class shares, and 1.50% of the average daily net assets of the Investor Class shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after the date that such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to December 1, 2021, this agreement may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement with the Adviser is terminated.
[4]	The returns of the Lipper Multi-Cap Value Classification are presented in order to compare the performance of the Fund with the returns of an index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period.
[5]	"Total Annual Fund Operating Expenses" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
[6]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursement" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund.
[7]	Karner Blue Capital, LLC has contractually agreed, until September 30, 2021 to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business) to an amount not exceeding 1.25% of the average daily net assets of the Investor Class, 1.00% of the average daily net assets of the Institutional Class, and 0.85% of the average daily net assets of the ButterflyTM Class. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after the date on which such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to September 30, 2021, this agreement may not be modified or terminated without the approval of the Board of Trustees (the "Board"); provided, however, this agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.
[8]	Wavelength Capital Management, LLC (the "Adviser") has contractually agreed, until October 1, 2025 to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund Fees and Expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business) to an amount not exceeding 0.99% of average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after the date on which such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to October 1, 2025, this agreement may not be modified or terminated without the approval of the Board of Trustees (the "Board") of the Ultimus Managers Trust. This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.